Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Securities held to maturity, fair values	$ 227,964	$ 89,932
Preferred stock, par value (in usd per share)	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Liquidation preference (per share)	$ 10,000	$ 10,000
Preferred stock, shares issued	13,750	13,750
Preferred stock, shares outstanding	13,750	13,750
Common stock, par value (in usd per share)	$ 1	$ 1
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	53,872,272	44,795,386
Common stock, shares outstanding	53,872,272	44,795,386